December 22, 2004

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:     Evergreen Equity Trust
                Evergreen Disciplined Value Fund (the "Fund")
                Post-Effective Amendment No. 73 to Registration Statement on
                Form N-1A, Nos: 333-37453/811-08413

Ladies and Gentlemen:

On behalf of Evergreen Equity Trust, a Delaware statutory trust (the “Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of1940, as amended, Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering a new series, Evergreen Disciplined Value Fund, which is scheduled to become effective on March 7, 2005.

To my knowledge, the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(a).

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle
 Maureen E. Towle

Enclosure

cc:  David Mahaffey
    Sullivan & Worcester, LLP